REGISTRATION NO. 2-83631/811-3738

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 70	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 69	☒

VALIC COMPANY I

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

NORI L. GABERT, ESQ.

2919 ALLEN PARKWAY, HOUSTON, TEXAS 77019

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

713.831.5165

(REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE)

THE CORPORATION TRUST COMPANY

300 EAST LOMBARD ST.

BALTIMORE, MARYLAND 21202

(NAME AND ADDRESS OF AGENT FOR SERVICE)

Copy to:

DAVID M. LEAHY, ESQ.

SULLIVAN & WORCESTER LLP

1666 K STREET, N.W.

WASHINGTON, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On October 1, 2014, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on October 1, 2014, pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 70 (the “Amendment”) to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and the State of Texas, on the 23rd day of October 2014.

VALIC COMPANY I
(Registrant)

By:	/s/ KURT W. BERNLOHR
Kurt W. Bernlohr
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ KURT W. BERNLOHR	President	October 23, 2014
Kurt W. Bernlohr	(Principal Executive Officer)

/s/ GREGORY R. KINGSTON	Treasurer	October 23, 2014
Gregory R. Kingston	(Principal Financial Officer)

*	Director	October 23, 2014
Thomas J. Brown

*	Director	October 23, 2014
Judith Craven

*	Director	October 23, 2014
William F. Devin

*	Director	October 23, 2014
Timothy J. Ebner

*	Director	October 23, 2014
Gustavo E. Gonzales, Jr.

*	Director	October 23, 2014
Peter A. Harbeck

*	Director	October 23, 2014
John W. Lancaster

*	Director	October 23, 2014
Kenneth J. Lavery

*	Director	October 20, 2014
John E. Maupin, Jr.

*By:	/s/ NORI L. GABERT
Nori L. Gabert
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase